                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                            FORM 13F-HR/A COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [x]; Amendment Number: 1

This Amendment (Check only one.): [ ] is a restatement.

                                  [x] adds new holdings entries.

Institutional Investment Manger Filing this Report:

     Name:    Trent Capital Management, Inc.
     Address: 3150 North Elm Street
              Suite 204
              Greensboro, NC 27408

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name: David Labiak
     Title: Chief Financial Officer
     Phone: (336) 282-9302

Signature, Place, and Date of Signing:


/s/ David Labiak                        Greensboro,
------------------------------          North Carolina         November 12, 2004
[Signature]                             [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included   None
Managers:

Form 13F Information Table Entry Total:   46
Form 13F Information Table Value Total:   107,876
List of Other Included Managers:   None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                                           Voting Authority
                          Title of               Value in                      Investment     Other    -----------------------
Name of Issuer              Class      CUSIP     (x$1000)    Shares   SH/PRN   Discretion   Managers    Sole     Shared   None
-----------------------   --------   ---------   --------   -------   ------   ----------   --------   ------   -------   ----
Cardinal Health              COM     14149Y108       8132   139,843     SH        Sole                 139843
Nokia                        COM     654902204       7293   465,416     SH        Sole                 465416
Time Warner                  COM     887317105       6698   344,393     SH        Sole                 344393
Bed Bath & Beyond            COM     075896100       6690   167,960     SH        Sole                 167960
Dollar General               COM     256669102       6433   309,714     SH        Sole                 309714
First Data                   COM     319963104       5717   134,400     SH        Sole                 134400
American Express             COM     025816109       5426    96,258     SH        Sole                  96258
Harley-Davidson              COM     412822108       5163    84,995     SH        Sole                  84995
Johnson & Johnson            COM     478160104       5142    81,076     SH        Sole                  81076
MBNA                         COM     55262L100       4830   171,329     SH        Sole                 171329
Clear Channel                COM     184502102       4795   143,164     SH        Sole                 143164
Omnicom Group                COM     681919106       4727    56,055     SH        Sole                  56055
Freddie Mac                  COM     313400301       4700    63,777     SH        Sole                  63777
Sherwin-Williams             COM     824348106       4509   101,020     SH        Sole                 101020
Berkshire Hathaway           COM     084670207       4105     1,398     SH        Sole                   1398
Pepsico                      COM     713448108       4004    76,705     SH        Sole                  76705
Colgate-Palmolive            COM     194162103       3950    77,210     SH        Sole                  77210
First Industrial Realty      COM     313400301       1133    27,812     SH        Sole                  27812
Alliance Capital             COM     01855A101        993    23,635     SH        Sole                  23635
Fannie Mae                   COM     313586109        957    13,433     SH        Sole                  13433
Highwoods Properties         COM     431284108        874    31,550     SH        Sole                  31550
Liberty Property Trust       COM     531172104        841    19,462     SH        Sole                  19462
Boston Properties            COM     101121101        778    12,029     SH        Sole                  12029
Prologis Trust               COM     743410102        772    17,825     SH        Sole                  17825
Enterprise Products          COM     293792107        739    28,570     SH        Sole                  28570
Archstone Smith              COM     039583109        665    17,350     SH        Sole                  17350
American Capital             COM     024937104        660    19,790     SH        Sole                  19790
Kaneb Pipe Line              COM     484169107        621    10,210     SH        Sole                  10210
Apartment Investment         COM     03748R101        578    15,000     SH        Sole                  15000
Bedford Property             COM     076446301        575    20,255     SH        Sole                  20255
Teppco Partners              COM     872384102        533    13,535     SH        Sole                  13535
General Growth Props.        COM     370021107        521    14,415     SH        Sole                  14415
Procter & Gamble             COM     742718109        514     9,332     SH        Sole                   9332
W.P. Stewart                 COM     G84922106        481    20,345     SH        Sole                  20345
Lloyds TSB Group             COM     539439109        466    12,665     SH        Sole                  12665
PNC Financial                COM     693475105        459     7,992     SH        Sole                   7992
Hospitality Properties       COM     44106M102        417     9,063     SH        Sole                   9063
National City                COM     635405103        318     8,482     SH        Sole                   8482

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
General Elec Co.             COM     369604103        312     8,550     SH        Sole                   8550
Home Depot                   COM     437076102        262     6,139     SH        Sole                   6139
Pfizer Inc.                  COM     717081103        245     9,107     SH        Sole                   9107
Duke Energy                  COM     264399106        232     9,175     SH        Sole                   9175
Conagra Foods                COM     205887102        205     6,975     SH        Sole                   6975
Regions Financial            COM     7591EP100        201     5,650     SH        Sole                   5650
Progress Energy              COM     743263105        200     4,419     SH        Sole                   4419
Pharmanetics                 COM     71713J107         10    12,818     SH        Sole                  12818
                                                  107,876        46